Financial Assets and Liabilities - Summary of Trade and Other Receivables (Parenthetical) (Details) $ in Millions	3 Months Ended		6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue	$ 2,206,000	$ 1,870,000	$ 19,254,000		$ 13,507,000
Research and Development Tax Incentive | Australian Government
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue				$ 20.0
Other income			$ 0
Other receivables						$ 1,500,000